Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2018	$(8,935)
2019	(6,699)
2020	(801)
Total	$(16,435)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2016	December 31, 2017
Hires collected in advance	$7,924	$5,589
Deferred gain, net	-	4,158
Charter revenue resulting from varying charter rates	28,232	16,620
Total	$36,156	$26,367
Less current portion	(19,668)	(15,310)
Non-current portion	$16,488	$11,057